LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016
Long-term borrowings
Assets to secure long-term loans and borrowings	¥ 652,618	¥ 600,734
Long-term loans guaranteed by William Wei Huang, Director and CEO of the Company	¥ 0	9,500
Weighted average interest rates of long-term borrowings	6.99%		8.17%
Accounts receivable
Long-term borrowings
Assets to secure long-term loans and borrowings	¥ 107,819	67,433
Property and equipment, net
Long-term borrowings
Assets to secure long-term loans and borrowings	524,653	512,566
Prepaid land use rights, net
Long-term borrowings
Assets to secure long-term loans and borrowings	¥ 20,146	¥ 20,735